Convertible Redeemable Preferred Shares (Details) ¥ in Thousands, $ in Thousands	1 Months Ended												12 Months Ended
	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2017 USD ($) shares	Nov. 30, 2017 USD ($) shares	Jul. 31, 2017 USD ($) shares	Apr. 30, 2017 USD ($) shares	Mar. 31, 2017 USD ($) shares	Feb. 28, 2017 USD ($) shares	Sep. 30, 2016 USD ($) shares	Aug. 31, 2016 USD ($) shares	Jul. 31, 2016 USD ($) shares	Jun. 30, 2016 USD ($) shares	Sep. 30, 2015 USD ($) shares	Dec. 31, 2018 CNY (¥) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances													¥ 19,657,786		¥ 4,861,574	¥ 1,616,729
Balances (in shares) | shares													813,868,585	813,868,585	421,355,106	319,210,431
Proceeds from Series A-1 Preferred Shares													¥ 78,651		¥ 266,511	¥ 401,478
Issuance of preferred shares															¥ 11,952,766	¥ 1,862,134
Issuance of preferred shares (in shares) | shares													7,509,933	7,509,933	392,513,479	102,144,675
Accretion on convertible redeemable preferred shares to redemption value													¥ 13,667,291		¥ 2,576,935	¥ 981,233
Conversion of Series A-1 and A-2 Preferred Shares to Ordinary shares													¥ (12,102,894)
Conversion of Series A-1 and A-2 Preferred Shares to Ordinary shares (in shares) | shares													(295,000,000)	(295,000,000)
Conversion of Series A-3 Preferred Shares to Ordinary shares													¥ (993,108)
Conversion of Series A-3 Preferred Shares to Ordinary shares (in shares) | shares													(31,720,364)	(31,720,364)
Conversion of Series B Preferred Shares to Ordinary shares													¥ (4,712,959)
Conversion of Series B Preferred Shares to Ordinary shares (in shares) | shares													(114,867,321)	(114,867,321)
Conversion of Series C Preferred Shares to Ordinary shares													¥ (6,830,539)
Conversion of Series C Preferred Shares to Ordinary shares (in shares) | shares													(166,205,830)	(166,205,830)
Conversion of Series D Preferred Shares to Ordinary shares													¥ (8,764,228)
Conversion of Series D Preferred Shares to Ordinary shares (in shares) | shares													(213,585,003)	(213,585,003)
Balances	¥ 19,657,786												¥ 0	$ 193,324	¥ 19,657,786	¥ 4,861,574
Balances (in shares) | shares	813,868,585	813,868,585													813,868,585	421,355,106
Series A-1 & A-2
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances													¥ 5,011,731		¥ 2,539,993	¥ 1,340,034
Balances (in shares) | shares													295,000,000	295,000,000	295,000,000	295,000,000
Proceeds from Series A-1 Preferred Shares															¥ 266,511	¥ 401,478
Issuance of preferred shares															0
Accretion on convertible redeemable preferred shares to redemption value													¥ 7,091,163		2,205,227	798,481
Conversion of Series A-1 and A-2 Preferred Shares to Ordinary shares													¥ (12,102,894)
Conversion of Series A-1 and A-2 Preferred Shares to Ordinary shares (in shares) | shares													(295,000,000)	(295,000,000)
Balances	¥ 5,011,731												¥ 0		¥ 5,011,731	¥ 2,539,993
Balances (in shares) | shares	295,000,000	295,000,000													295,000,000	295,000,000
Series A-3
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances													¥ 427,129		¥ 306,678	¥ 276,695
Balances (in shares) | shares													24,210,431	24,210,431	24,210,431	24,210,431
Proceeds from Series A-1 Preferred Shares															¥ 0	¥ 0
Issuance of preferred shares												$ 40,000			0
Issuance of preferred shares (in shares) | shares												24,210,431	7,509,933	7,509,933
Accretion on convertible redeemable preferred shares to redemption value													¥ 565,979		120,451	29,983
Conversion of Series A-3 Preferred Shares to Ordinary shares													¥ (993,108)
Conversion of Series A-3 Preferred Shares to Ordinary shares (in shares) | shares													(31,720,364)	(31,720,364)
Balances	¥ 427,129												¥ 0		¥ 427,129	¥ 306,678
Balances (in shares) | shares	24,210,431	24,210,431													24,210,431	24,210,431
Series B
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances													¥ 2,294,980		¥ 2,014,903	¥ 0
Balances (in shares) | shares													114,867,321	114,867,321	102,144,675	0
Proceeds from Series A-1 Preferred Shares															¥ 0	¥ 0
Issuance of preferred shares							$ 316,000	$ 316,000	$ 316,000	$ 316,000	$ 316,000				¥ 240,066	¥ 1,862,134
Issuance of preferred shares (in shares) | shares							114,867,321	114,867,321	114,867,321	114,867,321	114,867,321				12,722,646	102,144,675
Accretion on convertible redeemable preferred shares to redemption value													¥ 2,417,979		¥ 40,011	¥ 152,769
Conversion of Series B Preferred Shares to Ordinary shares													¥ (4,712,959)
Conversion of Series B Preferred Shares to Ordinary shares (in shares) | shares													(114,867,321)	(114,867,321)
Balances	¥ 2,294,980												¥ 0		¥ 2,294,980	¥ 2,014,903
Balances (in shares) | shares	114,867,321	114,867,321													114,867,321	102,144,675
Series C
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances													¥ 4,454,596		¥ 0	¥ 0
Balances (in shares) | shares													166,205,830	166,205,830	0	0
Proceeds from Series A-1 Preferred Shares															¥ 0	¥ 0
Issuance of preferred shares				$ 645,709	$ 645,709	$ 645,709									¥ 4,398,313
Issuance of preferred shares (in shares) | shares				166,205,830	166,205,830	166,205,830									166,205,830
Accretion on convertible redeemable preferred shares to redemption value													¥ 2,375,943		¥ 56,283	0
Conversion of Series C Preferred Shares to Ordinary shares													¥ (6,830,539)
Conversion of Series C Preferred Shares to Ordinary shares (in shares) | shares													166,205,830	166,205,830
Balances	¥ 4,454,596												¥ 0		¥ 4,454,596	¥ 0
Balances (in shares) | shares	166,205,830	166,205,830													166,205,830	0
Series D
Increase (Decrease) in Temporary Equity [Roll Forward]
Balances													¥ 7,469,350		¥ 0	¥ 0
Balances (in shares) | shares													213,585,003	213,585,003	0	0
Proceeds from Series A-1 Preferred Shares													¥ 78,651		¥ 0	¥ 0
Issuance of preferred shares		$ 1,130,320	$ 1,130,320												¥ 7,314,387
Issuance of preferred shares (in shares) | shares	211,156,415	211,156,415	211,156,415												213,585,003
Accretion on convertible redeemable preferred shares to redemption value													1,216,227		¥ 154,963	0
Conversion of Series D Preferred Shares to Ordinary shares													¥ (8,764,228)
Conversion of Series D Preferred Shares to Ordinary shares (in shares) | shares													(213,585,003)	(213,585,003)
Balances	¥ 7,469,350												¥ 0		¥ 7,469,350	¥ 0
Balances (in shares) | shares	213,585,003	213,585,003													213,585,003	0